Leases (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Leases
Right-of-use assets	R$ 21,631	R$ 18,225
Lease liabilities *
Current lease liabilities	6,845
Non-current lease liabilities	19,012
Total lease liabilities	25,857	R$ 20,089
Properties
Leases
Right-of-use assets	21,518
Machinery and equipment
Leases
Right-of-use assets	R$ 113